Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Value Plus Income Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Value Income Index 40/60 (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	11.73%	[1]	4.78%	[1]	7.47%	[1]	Jul. 30, 2010	[1]	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%	17.89%	[2]	5.42%	[2]	7.49%	[2]	Jul. 30, 2010	[2]	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%	18.64%	5.96%	8.04%	Jul. 30, 2010	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%	18.46%	6.16%	8.34%	Jul. 30, 2010	16.37%	4.50%	6.40%	Jul. 30, 2010	11.47%	4.35%	6.10%	Jul. 30, 2010	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%	18.66%	6.02%	8.05%	Jul. 30, 2010	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%	18.30%	6.02%	8.18%	Jul. 30, 2010	26.54%	8.29%	12.41%	8.72%	3.05%	3.29%	15.85%	5.33%	7.08%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.